Condensed Consolidated Interim Balance Sheets (unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents (including restricted cash)	$ 24,503	$ 27,158
Accounts receivable (note 6)	3,525	10,177
Inventories (note 7)	2,982	3,037
Prepaid expenses	1,049	1,182
Total current assets	32,059	41,554
Long-term investments (note 8)	43,135	42,714
Property, plant and equipment (note 9)	5,794	5,605
Operating lease right-of-use assets	1,647	1,756
Other long-term assets	2,426	2,380
Total assets	85,061	94,009
Current liabilities:
Accounts payable and accrued liabilities (note 10)	15,947	17,933
Current portion of operating lease liabilities	709	493
Current portion of long-term debt (note 11)	1,948	2,924
Current portion of warranty liability	260	199
Total current liabilities	18,864	21,549
Long-term operating lease liabilities	1,006	1,292
Warranty liability	918	966
Other long-term liabilities	1,389	1,389
Total liabilities	22,177	25,196
Share capital (note 12):
Unlimited common and preferred shares, no par value 17,395,734 (2025 - 17,351,005) common shares issued and outstanding	1,247,059	1,246,793
Other equity instruments	8,788	8,968
Additional paid in capital	11,516	11,516
Accumulated deficit	(1,163,608)	(1,157,901)
Accumulated other comprehensive loss	(40,871)	(40,563)
Total shareholders' equity	62,884	68,813
Total liabilities and shareholders' equity	85,061	94,009
Commitments and contingencies (note 14)